SCHEDULE OF INVESTMENTS January 31, 2020 Unaudited

	Principal Amount	Value
Asset-Backed Securities—19.3%
Auto Loans/Leases—11.4%
American Credit Acceptance Receivables Trust:
Series 2017-4, Cl. C, 2.94%, 1/10/24[1]	$1,080,641	$ 1,082,225
Series 2017-4, Cl. D, 3.57%, 1/10/24[1]	3,368,000	3,410,869
Series 2018-2, Cl. C, 3.70%, 7/10/24[1]	4,275,000	4,310,031
Series 2018-3, Cl. B, 3.49%, 6/13/22[1]	736,347	737,528
Series 2018-3, Cl. D, 4.14%, 10/15/24[1]	410,000	419,982
Series 2018-4, Cl. C, 3.97%, 1/13/25[1]	2,935,000	2,985,497
Series 2019-2, Cl. D, 3.41%, 6/12/25[1]	2,340,000	2,395,292
Series 2019-3, Cl. C, 2.76%, 9/12/25[1]	2,700,000	2,740,009
AmeriCredit Automobile Receivables Trust:
Series 2017-2, Cl. D, 3.42%, 4/18/23	3,735,000	3,819,005
Series 2017-3, Cl. D, 3.18%, 7/18/23	4,000,000	4,088,698
Series 2017-4, Cl. D, 3.08%, 12/18/23	2,885,000	2,952,379
Series 2018-3, Cl. C, 3.74%, 10/18/24	4,225,000	4,433,803
Series 2019-2, Cl. C, 2.74%, 4/18/25	1,645,000	1,683,541
Series 2019-2, Cl. D, 2.99%, 6/18/25	4,570,000	4,689,993
Series 2019-3, Cl. D, 2.58%, 9/18/25	2,285,000	2,315,662
Capital Auto Receivables Asset Trust:
Series 2017-1, Cl. D, 3.15%, 2/20/25[1]	560,000	568,771
Series 2018-2, Cl. B, 3.48%, 10/20/23[1]	2,025,000	2,053,943
Series 2018-2, Cl. C, 3.69%, 12/20/23[1]	1,950,000	1,985,338
CarMax Auto Owner Trust:
Series 2016-1, Cl. D, 3.11%, 8/15/22	2,045,000	2,047,214
Series 2017-1, Cl. D, 3.43%, 7/17/23	2,675,000	2,715,947
Series 2017-4, Cl. D, 3.30%, 5/15/24	1,435,000	1,463,489
Series 2018-1, Cl. D, 3.37%, 7/15/24	1,095,000	1,122,451
Series 2018-4, Cl. C, 3.85%, 7/15/24	1,470,000	1,546,151
Series 2019-3, Cl. D, 2.85%, 1/15/26	1,375,000	1,405,313
CPS Auto Receivables Trust:
Series 2018-A, Cl. B, 2.77%, 4/18/22[1]	1,150,392	1,152,356
Series 2018-B, Cl. B, 3.23%, 7/15/22[1]	2,391,381	2,399,910
Credit Acceptance Auto Loan Trust:
Series 2017-3A, Cl. C, 3.48%, 10/15/26[1]	2,865,000	2,918,527
Series 2018-1A, Cl. B, 3.60%, 4/15/27[1]	2,650,000	2,709,694
Series 2018-1A, Cl. C, 3.77%, 6/15/27[1]	3,630,000	3,729,249
Series 2018-2A, Cl. C, 4.16%, 9/15/27[1]	2,530,000	2,639,110
Series 2018-3A, Cl. C, 4.04%, 12/15/27[1]	3,585,000	3,712,557
Series 2019-1A, Cl. B, 3.75%, 4/17/28[1]	1,645,000	1,703,874
Series 2019-1A, Cl. C, 3.94%, 6/15/28[1]	2,335,000	2,437,125
Drive Auto Receivables Trust:
Series 2016-CA, Cl. D, 4.18%, 3/15/24[1]	1,706,361	1,728,266
Series 2017-1, Cl. D, 3.84%, 3/15/23	5,717,154	5,778,722
Series 2018-1, Cl. D, 3.81%, 5/15/24	2,545,000	2,592,623
Series 2018-2, Cl. D, 4.14%, 8/15/24	3,655,000	3,761,684
Series 2018-3, Cl. D, 4.30%, 9/16/24	3,340,000	3,448,632
Series 2018-5, Cl. C, 3.99%, 1/15/25	3,380,000	3,452,862
Series 2019-1, Cl. C, 3.78%, 4/15/25	5,345,000	5,452,923
Series 2019-3, Cl. D, 3.18%, 10/15/26	3,575,000	3,669,886

1 INVESCO OPPENHEIMER TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Auto Loans/Leases (Continued)
Drive Auto Receivables Trust: (Continued)
Series 2019-4, Cl. D, 2.70%, 2/16/27	$1,330,000	$ 1,345,932
DT Auto Owner Trust:
Series 2016-4A, Cl. E, 6.49%, 9/15/23[1]	3,005,000	3,077,632
Series 2017-1A, Cl. D, 3.55%, 11/15/22[1]	1,678,514	1,689,077
Series 2017-2A, Cl. D, 3.89%, 1/15/23[1]	2,042,777	2,059,800
Series 2017-3A, Cl. D, 3.58%, 5/15/23[1]	1,180,000	1,189,605
Series 2017-3A, Cl. E, 5.60%, 8/15/24[1]	3,305,000	3,430,107
Series 2017-4A, Cl. D, 3.47%, 7/17/23[1]	5,110,829	5,145,492
Series 2017-4A, Cl. E, 5.15%, 11/15/24[1]	7,800,000	8,064,149
Series 2018-3A, Cl. B, 3.56%, 9/15/22[1]	4,280,000	4,323,831
Series 2018-3A, Cl. C, 3.79%, 7/15/24[1]	1,720,000	1,753,817
Series 2019-2A, Cl. D, 3.48%, 2/18/25[1]	2,090,000	2,140,600
Series 2019-3A, Cl. D, 2.96%, 4/15/25[1]	1,220,000	1,235,127
Series 2019-4A, Cl. D, 2.85%, 7/15/25[1]	3,900,000	3,958,412
Exeter Automobile Receivables Trust:
Series 2018-1A, Cl. B, 2.75%, 4/15/22[1]	328,075	328,222
Series 2018-4A, Cl. B, 3.64%, 11/15/22[1]	3,575,000	3,596,325
Series 2019-1A, Cl. D, 4.13%, 12/16/24[1]	4,195,000	4,370,881
Series 2019-2A, Cl. C, 3.30%, 3/15/24[1]	5,180,000	5,286,004
Series 2019-4A, Cl. D, 2.58%, 9/15/25[1]	4,065,000	4,105,364
Flagship Credit Auto Trust, Series 2016-1, Cl. C, 6.22%,
6/15/22[1]	4,265,000	4,370,287
GLS Auto Receivables Trust, Series 2018-1A, Cl. A, 2.82%,
7/15/22[1]	1,412,030	1,416,273
GM Financial Automobile Leasing Trust:
Series 2017-3, Cl. C, 2.73%, 9/20/21	1,565,000	1,566,790
Series 2018-2, Cl. C, 3.50%, 4/20/22	2,245,000	2,269,239
Prestige Auto Receivables Trust, Series 2019-1A, Cl. C, 2.70%,
10/15/24[1]	1,965,000	2,001,495
Santander Drive Auto Receivables Trust:
Series 2017-1, Cl. E, 5.05%, 7/15/24[1]	5,845,000	6,014,314
Series 2017-2, Cl. D, 3.49%, 7/17/23	2,875,000	2,916,103
Series 2017-3, Cl. D, 3.20%, 11/15/23	3,750,000	3,810,765
Series 2018-1, Cl. D, 3.32%, 3/15/24	1,605,000	1,639,659
Series 2018-2, Cl. D, 3.88%, 2/15/24	2,665,000	2,743,063
Series 2018-5, Cl. C, 3.81%, 12/16/24	3,645,000	3,706,467
Series 2019-2, Cl. D, 3.22%, 7/15/25	3,210,000	3,304,521
Series 2019-3, Cl. D, 2.68%, 10/15/25	2,805,000	2,842,476
Santander Retail Auto Lease Trust:
Series 2019-A, Cl. C, 3.30%, 5/22/23[1]	5,160,000	5,279,262
Series 2019-B, Cl. C, 2.77%, 8/21/23[1]	1,960,000	1,989,737
Series 2019-C, Cl. C, 2.39%, 11/20/23[1]	3,565,000	3,588,682
United Auto Credit Securitization Trust, Series 2019-1, Cl. C,
3.16%, 8/12/24[1]	2,475,000	2,493,487
Westlake Automobile Receivables Trust:
Series 2017-2A, Cl. E, 4.63%, 7/15/24[1]	4,070,000	4,167,105
Series 2018-1A, Cl. D, 3.41%, 5/15/23[1]	4,490,000	4,545,751
Series 2018-2A, Cl. E, 4.86%, 1/16/24[1]	5,000,000	5,218,476

2 INVESCO OPPENHEIMER TOTAL RETURN BOND FUND

	Principal Amount	Value
Auto Loans/Leases (Continued)
Westlake Automobile Receivables Trust: (Continued)
Series 2018-3A, Cl. B, 3.32%, 10/16/23[1]	$3,067,000	$ 3,094,182
Series 2019-3A, Cl. C, 2.49%, 10/15/24[1]	4,570,000	4,623,625
		240,963,267

Credit Cards—4.8%
American Express Credit Account Master Trust, Series 2018-1,
Cl. A, 2.67%, 10/17/22	4,145,000	4,149,358
BA Credit Card Trust, Series 2017-A2, Cl. A2, 1.84%, 1/17/23	10,000,000	10,008,625
Chase Issuance Trust, Series 2015-A4, Cl. A4, 1.84%, 4/15/22	9,827,000	9,829,105
Citibank Credit Card Issuance Trust, Series 2017-A3, Cl. A3,
1.92%, 4/7/22	10,000,000	10,004,139
Discover Card Execution Note Trust, Series 2015-A2, Cl. A,
1.90%, 10/17/22	9,649,000	9,653,257
Synchrony Credit Card Master Note Trust:
Series 2015-1, Cl. A, 2.37%, 3/15/23	10,000,000	10,007,551
Series 2017-1, Cl. A, 1.93%, 6/15/23	8,294,000	8,298,369
World Financial Network Credit Card Master Trust:
Series 2015-B, Cl. A, 2.55%, 6/17/24	10,000,000	10,040,196
Series 2018-A, Cl. A, 3.07%, 12/16/24	7,965,000	8,075,269
Series 2018-B, Cl. A, 3.46%, 7/15/25	3,870,000	3,978,732
Series 2018-C, Cl. A, 3.55%, 8/15/25	7,920,000	8,156,871
Series 2019-A, Cl. A, 3.14%, 12/15/25	1,150,000	1,184,400
Series 2019-B, Cl. A, 2.49%, 4/15/26	4,555,000	4,645,258
Series 2019-C, Cl. A, 2.21%, 7/15/26	3,910,000	3,957,836
		101,988,966
Home Equity Loans—0.1%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-
Through Certificates, Series 2005-R5, Cl. M2, 2.351%
[US0001M+69], 7/25/35[2]	25,090	25,159
Chase Funding Trust, Series 2003-2, Cl. 2A2, 2.221%
[US0001M+56], 2/25/33[2]	362,314	352,687
CNH Equipment Trust, Series 2017-C, Cl. B, 2.54%, 5/15/25	960,000	973,418
		1,351,264

Leases—1.1%
CCG Receivables Trust:
Series 2017-1, Cl. B, 2.75%, 11/14/23[1]	2,915,000	2,918,169
Series 2018-1, Cl. B, 3.09%, 6/16/25[1]	1,320,000	1,333,662
Series 2018-1, Cl. C, 3.42%, 6/16/25[1]	381,000	386,506
Series 2018-2, Cl. C, 3.87%, 12/15/25[1]	980,000	1,011,401
Series 2019-1, Cl. B, 3.22%, 9/14/26[1]	2,740,000	2,816,698
Series 2019-1, Cl. C, 3.57%, 9/14/26[1]	670,000	689,809
Series 2019-2, Cl. B, 2.55%, 3/15/27[1]	1,845,000	1,866,557
Series 2019-2, Cl. C, 2.89%, 3/15/27[1]	900,000	910,195
CNH Equipment Trust, Series 2019-A, Cl. A4, 3.22%, 1/15/26	1,910,000	1,993,774
Dell Equipment Finance Trust:
Series 2017-2, Cl. B, 2.47%, 10/24/22[1]	955,000	957,219

3 INVESCO OPPENHEIMER TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Leases (Continued)
Dell Equipment Finance Trust: (Continued)
Series 2018-1, Cl. B, 3.34%, 6/22/23[1]	$1,366,000	$ 1,385,977
Series 2019-1, Cl. C, 3.14%, 3/22/24[1]	5,330,000	5,459,111
Series 2019-2, Cl. D, 2.48%, 4/22/25[1]	1,925,000	1,933,209
Element Rail Leasing I LLC, Series 2014-1A, Cl. A1, 2.299%,
4/19/44[1]	427,275	428,006
		24,090,293

Loans—1.9%
Ford Credit Floorplan Master Owner Trust A, Series 2019-3,
Cl. A2, 2.276% [US0001M+60], 9/15/24[2]	9,380,000	9,445,553
GMF Floorplan Owner Revolving Trust:
Series 2018-3, Cl. B, 3.49%, 9/15/22[1]	4,056,000	4,091,436
Series 2018-3, Cl. C, 3.68%, 9/15/22[1]	3,435,000	3,467,573
Series 2018-4, Cl. B, 3.68%, 9/15/23[1]	3,435,000	3,533,708
Series 2018-4, Cl. C, 3.88%, 9/15/23[1]	4,295,000	4,422,859
Navistar Financial Dealer Note Master Owner Trust II:
Series 2018-1, Cl. A, 2.291% [US0001M+63], 9/25/23[1,2]	1,830,000	1,833,638
Series 2018-1, Cl. B, 2.461% [US0001M+80], 9/25/23[1,2]	2,165,000	2,168,163
Series 2019-1, Cl. C, 2.611% [US0001M+95], 5/25/24[1,2]	375,000	376,066
Series 2019-1, Cl. D, 3.111% [US0001M+145], 5/25/24[1,2]	355,000	355,673
Sonic Capital LLC, Series 2020-1A, Cl. A2I, 3.845%, 1/20/50[1]	1,625,000	1,633,525
Symphony CLO XXII Ltd. , Series 2020-22A, Cl. A1A, 0.00%
[US0003M+129], 4/18/33[1,2,3]	3,000,000	3,000,000
TICP CLO XV Ltd. , Series 2020-15A, Cl. A, 0.00%
[US0003M+128], 4/20/33[1,2,3]	4,685,000	4,690,856
		39,019,050
Total Asset-Backed Securities (Cost $401,549,993)		407,412,840

Mortgage-Backed Obligations—28.8%
Agency—18.5%
U. S. Agency Securities—18.5%
Federal Home Loan Mortgage Corp. Gold Pool:
5.50%, 9/1/39	925,777	1,036,475
6.00%, 7/1/24-11/1/37	131,005	147,665
6.50%, 4/1/21-4/1/34	154,092	170,270
7.00%, 7/1/21-10/1/37	1,416,510	1,639,835
9.00%, 8/1/22-5/1/25	2,283	2,467
Federal Home Loan Mortgage Corp. , Interest-Only Stripped Mtg. -Backed Security:
Series 183, Cl. IO, 99.999%, 4/1/27[4]	151,139	23,136
Series 192, Cl. IO, 99.999%, 2/1/28[4]	17,752	2,790
Series 206, Cl. IO, 10.982%, 12/15/29[4]	38,804	7,827
Series 243, Cl. 6, 4.888%, 12/15/32[4]	124,820	21,079
Series 304, Cl. C31, 7.74%, 12/15/27[4]	2,298,723	149,394
Series 304, Cl. C45, 7.931%, 12/15/27[4]	1,906,693	124,278
Series 304, Cl. C47, 5.101%, 12/15/27[4]	1,096,968	73,424
Federal Home Loan Mortgage Corp. , Mtg. -Linked Amortizing Global Debt
Securities, Series 2012-1, Cl. A10, 2.06%, 1/15/22	2,204,514	2,219,558

4 INVESCO OPPENHEIMER TOTAL RETURN BOND FUND

	Principal Amount	Value
U. S. Agency Securities (Continued)
Federal Home Loan Mortgage Corp. , Multifamily Structured Pass-Through Certificates, Interest-Only Stripped Mtg. -
Backed Security:
Series K734, Cl. X1, 0.00%, 2/25/26[4,5]	$33,377,025	$ 1,147,639
Series KC02, Cl. X1, 0.00%, 3/25/24[4,5]	76,632,125	1,137,075
Federal Home Loan Mortgage Corp. , Principal-Only Stripped Mtg. -Backed
Security, Series 176, Cl. PO, 4.207%, 6/1/26[6]	19,583	18,530
Federal Home Loan Mortgage Corp. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9.00%, 5/15/21	9	9
Series 1590, Cl. IA, 2.726% [US0001M+105], 10/15/23[2]	232,596	235,649
Series 2034, Cl. Z, 6.50%, 2/15/28	2,666	2,954
Series 2043, Cl. ZP, 6.50%, 4/15/28	411,757	463,794
Series 2046, Cl. G, 6.50%, 4/15/28	123,883	139,543
Series 2053, Cl. Z, 6.50%, 4/15/28	2,545	2,880
Series 2063, Cl. PG, 6.50%, 6/15/28	185,561	208,014
Series 2145, Cl. MZ, 6.50%, 4/15/29	56,182	64,257
Series 2148, Cl. ZA, 6.00%, 4/15/29	86,508	96,086
Series 2195, Cl. LH, 6.50%, 10/15/29	172,480	193,928
Series 2326, Cl. ZP, 6.50%, 6/15/31	45,808	51,447
Series 2341, Cl. FP, 2.576% [US0001M+90], 7/15/31[2]	87,292	87,759
Series 2423, Cl. MC, 7.00%, 3/15/32	322,014	375,385
Series 2461, Cl. PZ, 6.50%, 6/15/32	367,435	416,574
Series 2463, Cl. F, 2.676% [US0001M+100], 6/15/32[2]	354,073	361,645
Series 2635, Cl. AG, 3.50%, 5/15/32	286,175	298,870
Series 2676, Cl. KY, 5.00%, 9/15/23	266,620	277,197
Series 3025, Cl. SJ, 18.604% [US0001M+2,475], 8/15/35[2]	69,912	107,238
Series 3030, Cl. FL, 2.076% [US0001M+40], 9/15/35[2]	188,953	188,627
Series 3645, Cl. EH, 3.00%, 12/15/20	289	289
Series 3822, Cl. JA, 5.00%, 6/15/40	53,917	54,277
Series 3857, Cl. GL, 3.00%, 5/15/40	12,337	12,600
Series 4221, Cl. HJ, 1.50%, 7/15/23	347,741	346,310
Federal Home Loan Mortgage Corp. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates,
Interest-Only Stripped Mtg. -Backed Security:
Series 2129, Cl. S, 81.733%, 2/15/29[4]	206,180	35,648
Series 2130, Cl. SC, 95.611%, 3/15/29[4]	50,258	8,074
Series 2134, Cl. SB, 99.999%, 3/15/29[4]	58,519	7,811
Series 2493, Cl. S, 29.146%, 9/15/29[4]	15,020	2,647
Series 2682, Cl. TQ, 99.999%, 10/15/33[4]	447,928	78,441
Series 2796, Cl. SD, 97.241%, 7/15/26[4]	94,896	12,303
Series 2920, Cl. S, 26.022%, 1/15/35[4]	424,508	77,380
Series 2981, Cl. BS, 99.999%, 5/15/35[4]	905,561	170,730
Series 3005, Cl. WI, 0.00%, 7/15/35[4,5]	348,515	105,549
Series 3397, Cl. GS, 0.00%, 12/15/37[4,5]	159,338	34,695
Series 3424, Cl. EI, 0.00%, 4/15/38[4,5]	69,877	10,868
Series 3450, Cl. BI, 18.986%, 5/15/38[4]	1,902,005	363,656
Series 3606, Cl. SN, 22.066%, 12/15/39[4]	511,656	83,323
Series 4057, Cl. QI, 4.273%, 6/15/27[4]	7,664,354	491,624
Series 4146, Cl. AI, 7.845%, 12/15/27[4]	2,899,903	188,601
Series 4205, Cl. AI, 6.868%, 5/15/28[4]	1,975,115	114,456
Series 4316, Cl. JS, 0.00%, 1/15/44[4,5]	3,175,689	392,372

5 INVESCO OPPENHEIMER TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
U. S. Agency Securities (Continued)
Federal Home Loan Mortgage Corp. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates,
Interest-Only Stripped Mtg. -Backed Security: (Continued)
Series 4818, Cl. BI, 0.512%, 3/15/45[4]	$3,427,575	$ 304,647
Federal National Mortgage Assn. Pool:
5.00%, 3/1/21	186	196
5.50%, 2/1/35-5/1/36	716,129	809,333
6.00%, 5/1/20	30	30
6.50%, 2/1/21-11/1/31	1,049,859	1,168,714
7.00%, 4/1/33-4/1/34	677,501	779,153
7.50%, 1/1/33-8/1/33	1,054,009	1,220,178
8.50%, 7/1/32	2,728	2,754
Federal National Mortgage Assn. , Interest-Only Stripped Mtg. -Backed Security:
Series 222, Cl. 2, 99.999%, 6/25/23[4]	97,378	8,490
Series 247, Cl. 2, 0.00%, 10/25/23[4,5]	11,804	1,062
Series 252, Cl. 2, 99.999%, 11/25/23[4]	95,225	8,764
Series 254, Cl. 2, 99.999%, 1/25/24[4]	207,066	20,923
Series 301, Cl. 2, 30.052%, 4/25/29[4]	70,146	12,498
Series 303, Cl. IO, 65.469%, 11/25/29[4]	16,271	3,372
Series 319, Cl. 2, 30.861%, 2/25/32[4]	62,915	11,864
Series 320, Cl. 2, 78.251%, 4/25/32[4]	1,269,280	274,195
Series 321, Cl. 2, 38.25%, 4/25/32[4]	195,461	37,667
Series 324, Cl. 2, 24.889%, 7/25/32[4]	84,848	16,050
Series 331, Cl. 9, 10.059%, 2/25/33[4]	694,537	156,069
Series 334, Cl. 14, 31.659%, 2/25/33[4]	607,551	122,466
Series 334, Cl. 15, 14.151%, 2/25/33[4]	410,068	82,159
Series 334, Cl. 17, 46.128%, 2/25/33[4]	22,105	4,617
Series 339, Cl. 7, 0.00%, 11/25/33[4,5]	476,511	93,792
Series 339, Cl. 12, 0.00%, 6/25/33[4,5]	454,726	85,195
Series 343, Cl. 13, 99.999%, 9/25/33[4]	568,925	109,110
Series 343, Cl. 18, 99.999%, 5/25/34[4]	325,474	59,428
Series 345, Cl. 9, 0.00%, 1/25/34[4,5]	240,095	43,900
Series 351, Cl. 8, 0.00%, 4/25/34[4,5]	331,055	62,657
Series 351, Cl. 10, 0.00%, 4/25/34[4,5]	186,856	35,187
Series 356, Cl. 10, 0.00%, 6/25/35[4,5]	236,830	40,634
Series 356, Cl. 12, 0.00%, 2/25/35[4,5]	117,203	21,640
Series 362, Cl. 13, 0.00%, 8/25/35[4,5]	302,488	60,377
Series 364, Cl. 16, 0.00%, 9/25/35[4,5]	418,066	82,883
Series 365, Cl. 16, 99.999%, 3/25/36[4]	255,302	55,371
Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1993-87, Cl. Z, 6.50%, 6/25/23	32,257	34,113
Series 1993-104, Cl. ZB, 6.50%, 7/25/23	33,964	35,899
Series 1996-35, Cl. Z, 7.00%, 7/25/26	14,197	15,588
Series 1998-58, Cl. PC, 6.50%, 10/25/28	100,501	112,295
Series 1998-61, Cl. PL, 6.00%, 11/25/28	129,122	144,066
Series 1999-54, Cl. LH, 6.50%, 11/25/29	186,934	208,778
Series 1999-60, Cl. PG, 7.50%, 12/25/29	956,724	1,096,300
Series 2001-51, Cl. OD, 6.50%, 10/25/31	134,918	143,626
Series 2002-56, Cl. FN, 2.661% [US0001M+100], 7/25/32[2]	111,633	114,019
Series 2003-21, Cl. FK, 2.061% [US0001M+40], 3/25/33[2]	30,479	30,432

6 INVESCO OPPENHEIMER TOTAL RETURN BOND FUND

	Principal Amount	Value
U. S. Agency Securities (Continued)
Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
(Continued)
Series 2003-130, Cl. CS, 10.778% [US0001M+1,410],
12/25/33[2]	$50,407	$ 52,021
Series 2005-31, Cl. PB, 5.50%, 4/25/35	2,480,000	2,793,583
Series 2005-71, Cl. DB, 4.50%, 8/25/25	116,598	119,400
Series 2005-73, Cl. DF, 1.911% [US0001M+25], 8/25/35[2]	132,112	131,431
Series 2005-104, Cl. MC, 5.50%, 12/25/25	524,358	547,976
Series 2005-109, Cl. AH, 5.50%, 12/25/25	1,570,121	1,629,394
Series 2006-50, Cl. SK, 18.11% [US0001M+2,420], 6/25/36[2]	253,444	396,625
Series 2009-36, Cl. FA, 2.601% [US0001M+94], 6/25/37[2]	114,182	116,170
Series 2009-113, Cl. DB, 3.00%, 12/25/20	2,434	2,431
Series 2010-43, Cl. KG, 3.00%, 1/25/21	2,281	2,282
Series 2011-3, Cl. EL, 3.00%, 5/25/20	310	309
Series 2011-3, Cl. KA, 5.00%, 4/25/40	524,961	551,280
Series 2011-15, Cl. DA, 4.00%, 3/25/41	83,319	87,852
Series 2011-82, Cl. AD, 4.00%, 8/25/26	14,713	14,779
Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-
Only Stripped Mtg. -Backed Security:
Series 2001-15, Cl. SA, 99.999%, 3/17/31[4]	1,037	77
Series 2001-61, Cl. SE, 24.519%, 11/18/31[4]	93,204	17,049
Series 2001-65, Cl. S, 29.019%, 11/25/31[4]	206,642	37,291
Series 2001-81, Cl. S, 30.279%, 1/25/32[4]	28,493	5,260
Series 2002-2, Cl. SW, 28.374%, 2/25/32[4]	57,315	11,245
Series 2002-5, Cl. SD, 99.999%, 2/25/32[4]	39,393	6,280
Series 2002-7, Cl. SK, 20.491%, 1/25/32[4]	166,628	30,153
Series 2002-9, Cl. MS, 31.665%, 3/25/32[4]	2,611	537
Series 2002-12, Cl. SB, 25.858%, 7/25/31[4]	45,515	8,489
Series 2002-38, Cl. SO, 67.924%, 4/25/32[4]	34,370	6,342
Series 2002-41, Cl. S, 32.789%, 7/25/32[4]	281,384	46,480
Series 2002-47, Cl. NS, 29.591%, 4/25/32[4]	95,225	19,029
Series 2002-51, Cl. S, 29.759%, 8/25/32[4]	87,435	17,483
Series 2002-60, Cl. SM, 14.403%, 8/25/32[4]	270,404	44,774
Series 2002-60, Cl. SY, 99.999%, 4/25/32[4]	264,320	6,416
Series 2002-64, Cl. SD, 25.812%, 4/25/27[4]	116,920	18,744
Series 2002-75, Cl. SA, 26.359%, 11/25/32[4]	161,604	29,870
Series 2002-77, Cl. BS, 26.229%, 12/18/32[4]	323,085	66,844
Series 2002-77, Cl. IS, 48.867%, 12/18/32[4]	58,556	12,000
Series 2002-77, Cl. SH, 24.72%, 12/18/32[4]	40,368	7,001
Series 2002-84, Cl. SA, 17.257%, 12/25/32[4]	42,086	7,896
Series 2002-89, Cl. S, 37.478%, 1/25/33[4]	418,593	94,358
Series 2002-90, Cl. SN, 12.421%, 8/25/32[4]	246,032	44,004
Series 2002-90, Cl. SY, 15.655%, 9/25/32[4]	133,786	23,489
Series 2003-4, Cl. S, 14.887%, 2/25/33[4]	77,222	16,631
Series 2003-14, Cl. OI, 42.882%, 3/25/33[4]	563,451	132,303
Series 2003-26, Cl. IK, 67.722%, 4/25/33[4]	241,259	54,633
Series 2003-33, Cl. SP, 18.506%, 5/25/33[4]	266,357	59,635
Series 2003-52, Cl. NS, 0.00%, 6/25/23[4,5]	545,561	27,108
Series 2004-54, Cl. DS, 76.989%, 11/25/30[4]	24,786	4,121

7 INVESCO OPPENHEIMER TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
U. S. Agency Securities (Continued)
Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-
Only Stripped Mtg. -Backed Security: (Continued)
Series 2004-56, Cl. SE, 15.109%, 10/25/33[4]	$354,732	$ 72,402
Series 2005-6, Cl. SE, 60.355%, 2/25/35[4]	479,370	88,763
Series 2005-40, Cl. SA, 38.877%, 5/25/35[4]	241,203	43,432
Series 2005-52, Cl. JH, 40.182%, 5/25/35[4]	492,592	71,748
Series 2005-93, Cl. SI, 5.982%, 10/25/35[4]	322,764	58,993
Series 2006-53, Cl. US, 0.00%, 6/25/36[4,5]	24,256	4,100
Series 2008-55, Cl. SA, 0.00%, 7/25/38[4,5]	128,373	19,405
Series 2009-8, Cl. BS, 0.00%, 2/25/24[4,5]	4,987	288
Series 2011-96, Cl. SA, 11.772%, 10/25/41[4]	725,834	141,064
Series 2012-40, Cl. PI, 26.536%, 4/25/41[4]	1,388,092	143,738
Series 2012-121, Cl. IB, 6.571%, 11/25/27[4]	3,190,005	200,637
Series 2012-134, Cl. SA, 1.289%, 12/25/42[4]	2,125,025	407,184
Series 2015-57, Cl. LI, 6.078%, 8/25/35[4]	7,390,344	939,798
Series 2016-45, Cl. MI, 8.201%, 7/25/46[4]	2,087,787	392,725
Series 2017-60, Cl. LI, 0.00%, 8/25/47[4,5]	2,942,983	253,773
Series 2017-66, Cl. AS, 1.747%, 9/25/47[4]	16,877,183	2,459,625
Series 2018-16, Cl. NI, 2.089%, 12/25/44[4]	1,711,380	141,474
Series 2018-69, Cl. CI, 0.00%, 10/25/46[4,5]	2,385,344	74,819
Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit
Multiclass Pass-Through Certificates, Principal-Only Stripped Mtg. -Backed
Security, Series 1993-184, Cl. M, 5.334%, 9/25/23[6]	32,631	31,445
Federal National Mortgage Assn. , TBA:
2.50%, 2/1/35[3]	24,090,000	24,520,044
3.00%, 2/1/35-2/1/50[3]	139,055,000	142,356,697
3.50%, 2/1/50[3]	97,660,000	100,826,321
FREMF Mortgage Trust:
Series 2013-K25, Cl. C, 3.744%, 11/25/45[1,7]	605,000	627,673
Series 2013-K26, Cl. C, 3.721%, 12/25/45[1,7]	1,165,000	1,209,479
Series 2013-K28, Cl. C, 3.609%, 6/25/46[1,7]	2,580,000	2,680,003
Series 2013-K713, Cl. C, 3.313%, 4/25/46[1,7]	3,220,000	3,217,061
Series 2014-K714, Cl. C, 3.986%, 1/25/47[1,7]	1,100,402	1,111,177
Series 2014-K715, Cl. C, 4.258%, 2/25/46[1,7]	2,603,236	2,645,413
Series 2015-K44, Cl. B, 3.807%, 1/25/48[1,7]	1,175,000	1,240,742
Series 2017-K62, Cl. B, 4.004%, 1/25/50[1,7]	1,040,000	1,109,245
Series 2017-K724, Cl. B, 3.599%, 11/25/23[1,7]	780,000	808,556
Government National Mortgage Assn. II Pool:
3.25% [H15T1Y+150], 7/20/25-7/20/27[2]	3,188	3,286
Government National Mortgage Assn. II Pool, TBA, 3.50%, 2/1/50[3]	69,445,000	71,642,284
Government National Mortgage Assn. , Interest-Only Stripped Mtg. -Backed Security:
Series 2002-15, Cl. SM, 99.999%, 2/16/32[4]	125,198	304
Series 2011-52, Cl. HS, 23.575%, 4/16/41[4]	3,185,060	519,112
Series 2017-136, Cl. LI, 4.131%, 9/16/47[4]	6,345,722	1,035,209
Series 2017-149, Cl. GS, 3.745%, 10/16/47[4]	6,527,036	985,009
		391,199,546

8 INVESCO OPPENHEIMER TOTAL RETURN BOND FUND

	Principal Amount	Value
CMOs—1.5%
Collateralized Mortgage Obligations—1.5%
BANK, Interest-Only Stripped Mtg. -Backed Security, Series 2019-BN16, Cl.
XA, 13.423%, 2/15/52[4]	$24,619,897	$ 1,735,865
Bear Stearns ARM Trust, Series 2006-1, Cl. A1, 3.84% [H15T1Y+225],
2/25/36[2]	1,010,413	1,044,324
COMM Mortgage Trust, Series 2014-CR20, Cl. ASB, 3.305%, 11/10/47	972,865	1,004,406
Federal Home Loan Mortgage Corp. , Multifamily Structured Pass Through
Certificates, Interest-Only Stripped Mtg. -Backed Security, Series K735, Cl.
X1, 0.00%, 5/25/26[4,5]	36,167,874	1,943,752
Federal Home Loan Mortgage Corp. , Multifamily Structured Pass-Through
Certificates, Interest-Only Stripped Mtg. -Backed Security, Series K093, Cl.
X1, 0.00%, 5/25/29[4,5]	27,796,474	2,117,744
Federal Home Loan Mortgage Corp. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 3010, Cl. WB, 4.50%, 7/15/20	1,820	1,820
Series 3848, Cl. WL, 4.00%, 4/15/40	317,468	323,687
Federal Home Loan Mortgage Corp. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates,
Interest-Only Stripped Mtg. -Backed Security:
Series 2422, Cl. SJ, 12.952%, 1/15/32[4]	216,418	43,694
Series 2922, Cl. SE, 27.046%, 2/15/35[4]	338,475	56,448
Series 2981, Cl. AS, 4.001%, 5/15/35[4]	806,288	118,242
Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit
Multiclass Pass-Through Certificates, Series 2014-20, Cl. HL, 1.50%,
1/25/40	2,509,942	2,498,981
Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-
Only Stripped Mtg. -Backed Security:
Series 2002-52, Cl. SD, 74.049%, 9/25/32[4]	136,971	27,839
Series 2005-12, Cl. SC, 32.614%, 3/25/35[4]	153,504	25,174
FREMF Mortgage Trust:
Series 2012-K23, Cl. C, 3.782%, 10/25/45[1,7]	680,000	704,362
Series 2013-K27, Cl. C, 3.615%, 1/25/46[1,7]	650,000	673,847
Government National Mortgage Assn. , Interest-Only Stripped Mtg. -Backed
Security, Series 2007-17, Cl. AI, 56.49%, 4/16/37[4]	1,092,663	202,596
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-C10, Cl. AS, 3.372%, 12/15/47	4,205,000	4,367,189
Series 2014-C20, Cl. AS, 4.043%, 7/15/47	3,950,000	4,234,429
RBSSP Resecuritization Trust, Series 2010-1, Cl. 2A1, 4.11%, 7/26/45[1,7]	75,469	77,170
Structured Agency Credit Risk Debt Nts.:
Series 2014-DN1, Cl. M2, 3.861% [US0001M+220],
2/25/24[2]	393,018	397,455
Series 2014-DN3, Cl. M3, 5.661% [US0001M+400],
8/25/24[2]	2,579,810	2,753,653
Series 2014-HQ2, Cl. M3, 5.411% [US0001M+375],
9/25/24[2]	4,050,000	4,410,562
Series 2015-HQA2, Cl. M2, 4.461% [US0001M+280],
5/25/28[2]	240,973	242,209
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Cl. AS, 3.488%,
6/15/46	2,330,000	2,429,331
		31,434,779

9 INVESCO OPPENHEIMER TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Non-Agency—8.8%
Adjustable-Rate Mortgages—8.8%
Alternative Loan Trust:
Series 2005-21CB, Cl. A7, 5.50%, 6/25/35	$964,759	$ 956,740
Series 2005-29CB, Cl. A4, 5.00%, 7/25/35	522,978	453,704
Angel Oak Mortgage Trust, Series 2020-1, Cl. A1, 2.466%, 12/25/59[1,7]	2,900,000	2,912,326
Banc of America Funding Trust:
Series 2007-1, Cl. 1A3, 6.00%, 1/25/37	338,385	335,141
Series 2007-C, Cl. 1A4, 4.235%, 5/20/36[7]	135,256	136,515
Banc of America Mortgage Trust, Series 2007-1, Cl. 1A24, 6.00%, 3/25/37	415,461	417,185
Bear Stearns ARM Trust, Series 2005-9, Cl. A1, 4.27% [H15T1Y+230],
10/25/35[2]	371,123	384,413
Benchmark Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through
Certificates, Series 2018-B1, Cl. XA, 14.737%, 1/15/514	35,314,321	1,206,899
Capital Lease Funding Securitization LP, Interest-Only Commercial Mtg.
Pass-Through Certificates, Series 1997-CTL1, Cl. IO, 0.00%, 6/22/241,4,5	43,457	643
CD Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through
Certificates, Series 2017-CD6, Cl. XA, 15.127%, 11/13/504	11,632,167	610,086
Chase Home Lending Mortgage Trust, Series 2019-ATR1, Cl. A15, 4.00%,
4/25/49[1,7]	1,014,221	1,042,867
Chase Mortgage Finance Trust, Series 2005-A2, Cl. 1A3, 3.877%, 1/25/36[7]	807,002	806,210
CHL Mortgage Pass-Through Trust:
Series 2005-26, Cl. 1A8, 5.50%, 11/25/35	337,623	314,913
Series 2006-6, Cl. A3, 6.00%, 4/25/36	308,040	249,398
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Cl. AAB, 3.477%,
5/10/47	1,323,821	1,370,794
Citigroup Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates:
Series 2013-GC17, Cl. XA, 0.00%, 11/10/46[4,5]	12,959,832	435,986
Series 2017-C4, Cl. XA, 14.227%, 10/12/50[4]	30,801,380	1,957,489
Citigroup Mortgage Loan Trust, Inc. , Series 2006-AR1, Cl. 1A1, 4.97%
[H15T1Y+240], 10/25/35[2]	1,775,759	1,786,843
COLT Mortgage Loan Trust, Series 2020-1, Cl. A1, 2.488%, 2/25/50[1,7]	7,130,000	7,146,823
COMM Mortgage Trust:
Series 2013-CR6, Cl. AM, 3.147%, 3/10/46[1]	2,945,000	3,041,950
Series 2014-CR21, Cl. AM, 3.987%, 12/10/47	6,135,175	6,635,497
Series 2014-LC15, Cl. AM, 4.198%, 4/10/47	2,865,000	3,098,161
Series 2014-UBS6, Cl. AM, 4.048%, 12/10/47	5,720,000	6,127,717
COMM Mortgage Trust, Interest-Only Stripped Mtg. -Backed Security, Series
2012-CR5, Cl. XA, 23.749%, 12/10/45[4]	12,103,957	446,406
Connecticut Avenue Securities:
Series 2014-C01, Cl. M2, 6.061% [US0001M+440], 1/25/24[2]	4,307,683	4,695,047
Series 2014-C02, Cl. 1M2, 4.261% [US0001M+260],
5/25/24[2]	4,170,767	4,342,998
Series 2014-C03, Cl. 1M2, 4.661% [US0001M+300],
7/25/24[2]	3,953,142	4,176,370
Series 2014-C03, Cl. 2M2, 4.561% [US0001M+290],
7/25/24[2]	1,230,459	1,287,060
Series 2014-C04, Cl. 2M2, 6.661% [US0001M+500],
11/25/24[2]	4,066,050	4,408,092

10 INVESCO OPPENHEIMER TOTAL RETURN BOND FUND

	Principal Amount	Value
Adjustable-Rate Mortgages (Continued)
Connecticut Avenue Securities: (Continued)
Series 2016-C01, Cl. 1M2, 8.411% [US0001M+675],
8/25/28[2]	$2,339,760	$ 2,597,509
Series 2016-C02, Cl. 1M2, 7.661% [US0001M+600],
9/25/28[2]	4,319,902	4,760,306
Series 2016-C03, Cl. 1M1, 3.661% [US0001M+200],
10/25/28[2]	51,158	51,195
Series 2016-C06, Cl. 1M2, 5.911% [US0001M+425],
4/25/29[2]	4,785,000	5,136,243
Series 2017-C01, Cl. 1M2, 5.211% [US0001M+355],
7/25/29[2]	3,145,000	3,321,292
Series 2017-C02, Cl. 2M1, 2.811% [US0001M+115],
9/25/29[2]	677,744	678,199
Series 2017-C03, Cl. 1M1, 2.611% [US0001M+95],
10/25/29[2]	2,633,352	2,636,854
Series 2018-C01, Cl. 1M1, 2.261% [US0001M+60], 7/25/30[2]	3,303,888	3,304,519
Series 2018-C03, Cl. 1M1, 2.341% [US0001M+68],
10/25/30[2]	1,856,658	1,857,241
Series 2018-C05, Cl. 1M1, 2.381% [US0001M+72], 1/25/31[2]	581,795	581,971
Series 2018-C06, Cl. 2M1, 2.211% [US0001M+55], 3/25/31[2]	85,559	85,556
CSMC Mortgage-Backed Trust, Series 2006-6, Cl. 1A4, 6.00%, 7/25/36	755,186	620,716
Federal Home Loan Mortgage Corp. , Multifamily Structured Pass-Through
Certificates, Interest-Only Stripped Mtg. -Backed Security, Series KC03, Cl.
X1, 0.00%, 11/25/24[4,5]	42,774,357	930,881
Federal Home Loan Mortgage Corp. , STACR Trust:
Series 2018-HQA2, Cl. M1, 2.411% [US0001M+75],
10/25/48[1,2]	3,755,084	3,757,478
Series 2019-HRP1, Cl. M2, 3.061% [US0001M+140],
2/25/49[1,2]	1,025,000	1,028,518
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Cl.
1A6, 2.311% [US0001M+65], 11/25/35[2]	633,920	403,557
GS Mortgage Securities Trust:
Series 2012-GC6, Cl. A3, 3.482%, 1/10/45	1,414,657	1,445,142
Series 2012-GC6, Cl. AS, 4.948%, 1/10/45[1]	1,666,000	1,745,299
Series 2013-GC12, Cl. AAB, 2.678%, 6/10/46	357,854	361,376
Series 2013-GC16, Cl. AS, 4.649%, 11/10/46	974,215	1,062,081
Series 2014-GC18, Cl. AAB, 3.648%, 1/10/47	1,073,164	1,108,088
GSR Mortgage Loan Trust, Series 2005-AR4, Cl. 6A1, 4.656%, 7/25/35[7]	203,667	210,530
HomeBanc Mortgage Trust, Series 2005-3, Cl. A2, 1.971% [US0001M+31],
7/25/35[2]	163,159	164,128
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-C16, Cl. AS, 4.517%, 12/15/46	3,490,000	3,798,188
Series 2013-LC11, Cl. AS, 3.216%, 4/15/46	1,722,000	1,775,389
Series 2016-JP3, Cl. A2, 2.435%, 8/15/49	2,043,077	2,050,460
JP Morgan Mortgage Trust:
Series 2007-A1, Cl. 5A1, 4.154%, 7/25/35[7]	588,057	598,612
Series 2018-8, Cl. A17, 4.00%, 1/25/49[1,7]	835,000	852,850
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C24, Cl. B, 4.116%, 11/15/47[7]	2,630,000	2,784,440

11 INVESCO OPPENHEIMER TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Adjustable-Rate Mortgages (Continued)
JPMBB Commercial Mortgage Securities Trust: (Continued)
Series 2014-C25, Cl. AS, 4.065%, 11/15/47	$6,036,000	$ 6,513,921
Series 2015-C28, Cl. AS, 3.532%, 10/15/48	3,400,000	3,598,027
JPMBB Commercial Mortgage Securities Trust. , Interest-Only Stripped Mtg. -
Backed Security, Series 2015-C27, Cl. XA, 23.782%, 2/15/48[4]	36,409,667	1,810,161
LB Commercial Conduit Mortgage Trust, Interest-Only Stripped Mtg. -Backed
Security, Series 1998-C1, Cl. IO, 0.00%, 2/18/30[4,5]	35,560	0
Lehman Structured Securities Corp. , Series 2002-GE1, Cl. A, 0.00%,
7/26/24[1,7]	13,654	8,758
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C9, Cl. AS, 3.456%, 5/15/46	6,222,000	6,497,682
Series 2014-C19, Cl. AS, 3.832%, 12/15/47	5,035,000	5,402,370
Morgan Stanley Capital I Trust, Series 2011-C2, Cl. A4, 4.661%, 6/15/44[1]	1,815,000	1,858,000
Morgan Stanley Capital I, Inc. , Interest-Only Commercial Mtg. Pass-Through
Certificates, Series 2017-HR2, Cl. XA, 13.336%, 12/15/504	13,206,767	681,128
Morgan Stanley Re-Remic Trust, Series 2012-R3, Cl. 1B, 3.27%, 11/26/36[1,7]	1,861,937	1,807,438
RALI Trust:
Series 2006-QS13, Cl. 1A8, 6.00%, 9/25/36	95,032	86,757
Series 2007-QS6, Cl. A28, 5.75%, 4/25/37	466,630	440,845
Residential Asset Securitization Trust, Series 2005-A6CB, Cl. A7, 6.00%,
6/25/35	252,497	240,630
STACR Trust:
Series 2018-DNA2, Cl. M1, 2.461% [US0001M+80],
12/25/30[1,2]	3,322,045	3,325,676
Series 2018-DNA3, Cl. M1, 2.542% [US0001M+75],
9/25/48[1,2]	550,172	550,472
Series 2018-HRP2, Cl. M2, 2.911% [US0001M+125],
2/25/47[1,2]	3,480,000	3,488,786
Structured Agency Credit Risk Debt Nts.:
Series 2016-DNA1, Cl. M2, 4.561% [US0001M+290],
7/25/28[2]	648,866	651,507
Series 2016-DNA2, Cl. M3, 6.311% [US0001M+465],
10/25/28[2]	1,428,536	1,538,915
Series 2016-DNA4, Cl. M2, 2.961% [US0001M+130],
3/25/29[2]	1,762,412	1,766,373
Series 2017-HQA1, Cl. M1, 2.861% [US0001M+120],
8/25/29[2]	921,322	921,991
Series 2018-DNA1, Cl. M1, 2.111% [US0001M+45],
7/25/30[2]	2,895,513	2,893,699
Series 2018-HQA1, Cl. M2, 3.961% [US0001M+230],
9/25/30[2]	1,975,000	2,011,285
UBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-
Through Certificates, Series 2017-C5, Cl. XA, 14.88%, 11/15/504	20,023,810	1,140,106
Verus Securitization Trust:
Series 2020-1, Cl. A1, 2.417%, 1/25/60[1,7]	8,290,000	8,314,676
Series 2020-1, Cl. A2, 2.642%, 1/25/60[1,7]	1,825,000	1,830,350
WaMu Mortgage Pass-Through Certificates Trust:
Series 2003-AR10, Cl. A7, 4.189%, 10/25/33[7]	451,138	457,033
Series 2005-AR14, Cl. 1A4, 3.841%, 12/25/35[7]	603,739	608,639

12 INVESCO OPPENHEIMER TOTAL RETURN BOND FUND

	Principal Amount	Value
Adjustable-Rate Mortgages (Continued)
WaMu Mortgage Pass-Through Certificates Trust: (Continued)
Series 2005-AR16, Cl. 1A1, 3.745%, 12/25/35[7]	$576,154	$ 580,480
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Cl. ASB,
2.934%, 5/15/48	5,135,000	5,256,163
Wells Fargo Commercial Mortgage Trust, Interest-Only Commercial Mtg.
Pass-Through Certificates, Series 2017-C42, Cl. XA, 12.905%, 12/15/504	18,375,096	1,089,880
Wells Fargo Mortgage Backed Securities Trust, Series 2019-1, Cl. A7,
4.00%, 11/25/48[1,7]	905,501	907,927
WF-RBS Commercial Mortgage Trust:
Series 2014-C20, Cl. AS, 4.176%, 5/15/47	1,693,000	1,822,977
Series 2014-C25, Cl. AS, 3.984%, 11/15/47	5,225,000	5,638,882
Series 2014-LC14, Cl. AS, 4.351%, 3/15/47[7]	2,174,838	2,341,352
WF-RBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-
Through Certificates, Series 2011-C3, Cl. XA, 34.161%, 3/15/441,4	13,059,331	160,137
		186,735,914
Total Mortgage-Backed Obligations (Cost $606,578,481)		609,370,239

U. S. Government Obligations—6.9%
United States Treasury Bond, 2.25%, 8/15/49	13,058,700	13,790,446
United States Treasury Note:
1.50%, 1/15/23	9,997,000	10,053,819
1.625%, 12/31/21	5,534,000	5,564,048
1.75%, 12/31/24-11/15/29	113,564,000	115,995,922
Total U. S. Government Obligations (Cost $141,829,377)		145,404,235

Corporate Bonds and Notes—42.2%
Consumer Discretionary—5.1%
Automobiles—2.1%
Daimler Finance North America LLC, 2.55% Sr. Unsec. Nts.,
8/15/22[1]	4,979,000	5,048,739
Ford Motor Credit Co. LLC:
3.087% Sr. Unsec. Nts. , 1/9/23	4,618,000	4,659,039
5.584% Sr. Unsec. Nts. , 3/18/24	3,328,000	3,630,458
General Motors Co. , 6.25% Sr. Unsec. Nts. , 10/2/43	1,235,000	1,464,284
General Motors Financial Co. , Inc.:
4.15% Sr. Unsec. Nts. , 6/19/23	4,572,000	4,829,808
4.20% Sr. Unsec. Nts. , 11/6/21	3,901,000	4,038,263
Harley-Davidson Financial Services, Inc. , 2.55% Sr. Unsec.
Nts. , 6/9/22[1]	4,932,000	4,982,479
Hyundai Capital America, 4.125% Sr. Unsec. Nts. , 6/8/23[1]	4,883,000	5,157,464
Nissan Motor Acceptance Corp. , 3.65% Sr. Unsec. Nts.,
9/21/21[1]	4,787,000	4,903,367
Volkswagen Group of America Finance LLC, 4.00% Sr. Unsec.
Nts. , 11/12/21[1]	4,609,000	4,774,594
		43,488,495

13 INVESCO OPPENHEIMER TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Entertainment—0.1%
Discovery Communications LLC, 4.125% Sr. Unsec. Nts.,
5/15/29	$2,874,000	$ 3,145,331
Hotels, Restaurants & Leisure—0.1%
McDonald's Corp. , 3.625% Sr. Unsec. Nts. , 9/1/49	1,149,000	1,230,074
Household Durables—0.9%
DR Horton, Inc. , 4.75% Sr. Unsec. Nts. , 2/15/23	4,487,000	4,816,848
Lennar Corp. , 4.75% Sr. Unsec. Nts. , 5/30/25	4,853,000	5,309,303
MDC Holdings, Inc. , 3.85% Sr. Unsec. Nts. , 1/15/30	4,361,000	4,389,674
Toll Brothers Finance Corp.:
4.375% Sr. Unsec. Nts. , 4/15/23	2,507,000	2,639,658
4.875% Sr. Unsec. Nts. , 3/15/27	1,336,000	1,472,576
		18,628,059
Internet & Catalog Retail—0.4%
QVC, Inc. , 4.45% Sr. Sec. Nts. , 2/15/25	7,449,000	7,683,134
Media—0.9%
Charter Communications Operating LLC/Charter
Communications Operating Capital, 5.125% Sr. Sec. Nts.,
7/1/49	1,326,000	1,484,994
Comcast Corp.:
2.65% Sr. Unsec. Nts. , 2/1/30	1,420,000	1,466,799
4.00% Sr. Unsec. Nts. , 3/1/48	1,326,000	1,541,081
Interpublic Group of Cos. , Inc. (The):
3.75% Sr. Unsec. Nts. , 10/1/21	3,890,000	4,010,746
4.20% Sr. Unsec. Nts. , 4/15/24	4,670,000	5,079,750
Time Warner Cable LLC, 4.50% Sr. Sec. Nts. , 9/15/42	1,674,000	1,741,526
ViacomCBS, Inc.:
4.20% Sr. Unsec. Nts. , 6/1/29	2,312,000	2,588,180
4.375% Sr. Unsec. Nts. , 3/15/43	1,544,000	1,673,823
		19,586,899
Specialty Retail—0.4%
Home Depot, Inc. (The), 2.95% Sr. Unsec. Nts. , 6/15/29	3,306,000	3,527,736
Ross Stores, Inc. , 3.375% Sr. Unsec. Nts. , 9/15/24	5,507,000	5,839,902
		9,367,638
Textiles, Apparel & Luxury Goods—0.2%
Hanesbrands, Inc. , 4.875% Sr. Unsec. Nts. , 5/15/26[1]	4,758,000	5,022,545
Consumer Staples—4.3%
Beverages—0.8%
Anheuser-Busch InBev Worldwide, Inc. , 8.20% Sr. Unsec. Nts.,
1/15/39	2,888,000	4,741,976
Bacardi Ltd. , 4.70% Sr. Unsec. Nts. , 5/15/28[1]	2,469,000	2,795,968
Keurig Dr Pepper, Inc. , 4.057% Sr. Unsec. Nts. , 5/25/23	4,553,000	4,861,068

14 INVESCO OPPENHEIMER TOTAL RETURN BOND FUND

	Principal Amount	Value
Beverages (Continued)
Pernod Ricard SA, 4.25% Sr. Unsec. Nts. , 7/15/22[1]	$4,372,000	$ 4,623,144
		17,022,156
Food & Staples Retailing—0.4%
Alimentation Couche-Tard, Inc. , 3.80% Sr. Unsec. Nts.,
1/25/50[1]	1,956,000	1,979,439
Kroger Co. (The), 4.45% Sr. Unsec. Nts. , 2/1/47	1,373,000	1,501,401
Walgreen Co. , 3.10% Sr. Unsec. Nts. , 9/15/22	4,754,000	4,892,187
		8,373,027
Food Products—2.2%
Bunge Ltd. Finance Corp.:
3.25% Sr. Unsec. Nts. , 8/15/26	3,340,000	3,417,944
3.50% Sr. Unsec. Nts. , 11/24/20	4,512,000	4,571,407
Conagra Brands, Inc.:
3.80% Sr. Unsec. Nts. , 10/22/21	3,793,000	3,925,716
4.60% Sr. Unsec. Nts. , 11/1/25	4,756,000	5,353,633
Experian Finance plc, 2.75% Sr. Unsec. Nts. , 3/8/30[1]	6,012,000	6,119,987
Lamb Weston Holdings, Inc. , 4.875% Sr. Unsec. Nts. , 11/1/26[1]	4,551,000	4,806,880
Mondelez International Holdings Netherlands BV, 2.00% Sr.
Unsec. Nts. , 10/28/21[1]	4,987,000	5,007,341
Smithfield Foods, Inc.:
3.35% Sr. Unsec. Nts. , 2/1/22[1]	2,707,000	2,730,956
5.20% Sr. Unsec. Nts. , 4/1/29[1]	3,769,000	4,271,117
Tyson Foods, Inc.:
3.90% Sr. Unsec. Nts. , 9/28/23	3,972,000	4,258,900
5.10% Sr. Unsec. Nts. , 9/28/48	1,284,000	1,657,738
		46,121,619
Tobacco—0.9%
Altria Group, Inc. , 3.49% Sr. Unsec. Nts. , 2/14/22	2,993,000	3,087,425
BAT Capital Corp. , 3.557% Sr. Unsec. Nts. , 8/15/27	2,692,000	2,818,650
BAT International Finance plc, 3.25% Sr. Unsec. Nts. , 6/7/22[1]	4,734,000	4,871,040
Imperial Brands Finance plc, 3.75% Sr. Unsec. Nts. , 7/21/22[1]	4,821,000	4,995,852
Imperial Tobacco Finance plc, 2.95% Sr. Unsec. Nts. , 7/21/20[1]	3,639,000	3,656,190
		19,429,157
Energy—3.4%
Energy Equipment & Services—0.2%
Enterprise Products Operating LLC, 4.20% Sr. Unsec. Nts.,
1/31/50	1,757,000	1,894,740
Schlumberger Holdings Corp. , 4.00% Sr. Unsec. Nts.,
12/21/25[1]	2,670,000	2,934,073
		4,828,813
Oil, Gas & Consumable Fuels—3.2%
Apache Corp. , 4.375% Sr. Unsec. Nts. , 10/15/28	3,673,000	3,911,476
Boardwalk Pipelines LP, 4.95% Sr. Unsec. Nts. , 12/15/24	2,317,000	2,530,121
Cenovus Energy, Inc. , 4.25% Sr. Unsec. Nts. , 4/15/27	2,823,000	3,018,863

15 INVESCO OPPENHEIMER TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
Cimarex Energy Co. , 4.375% Sr. Unsec. Nts. , 3/15/29	$2,323,000	$ 2,468,004
Continental Resources, Inc. , 4.375% Sr. Unsec. Nts. , 1/15/28	2,710,000	2,862,908
Devon Energy Corp. , 4.75% Sr. Unsec. Nts. , 5/15/42	923,000	1,013,079
Energy Transfer Operating LP:
4.25% Sr. Unsec. Nts. , 3/15/23	3,814,000	4,016,311
5.30% Sr. Unsec. Nts. , 4/15/47	1,388,000	1,474,253
EQT Corp. :
2.50% Sr. Unsec. Nts. , 10/1/20	2,201,000	2,206,655
3.00% Sr. Unsec. Nts. , 10/1/22	2,722,000	2,622,487
Kinder Morgan Energy Partners LP, 5.80% Sr. Unsec. Nts.,
3/1/21	1,924,000	2,002,386
Kinder Morgan, Inc. , 5.20% Sr. Unsec. Nts. , 3/1/48	1,789,000	2,099,160
Marathon Petroleum Corp. , 4.50% Sr. Unsec. Nts. , 4/1/48	1,025,000	1,121,273
MPLX LP:
2.985% [US0003M+110] Sr. Unsec. Nts. , 9/9/22[2]	2,309,000	2,319,781
4.25% Sr. Unsec. Nts. , 12/1/27[1]	2,808,000	3,018,015
Newfield Exploration Co. , 5.625% Sr. Unsec. Nts. , 7/1/24	4,372,000	4,832,948
ONEOK, Inc. , 4.35% Sr. Unsec. Nts. , 3/15/29	2,332,000	2,562,612
Rockies Express Pipeline LLC, 4.95% Sr. Unsec. Nts. , 7/15/29[1]	2,421,000	2,421,953
Sabine Pass Liquefaction LLC:
4.20% Sr. Sec. Nts. , 3/15/28	2,495,000	2,671,108
5.75% Sr. Sec. Nts. , 5/15/24	4,339,000	4,889,667
Sunoco Logistics Partners Operations LP, 4.00% Sr. Unsec.
Nts. , 10/1/27	2,999,000	3,147,470
Valero Energy Corp. , 4.00% Sr. Unsec. Nts. , 4/1/29	2,277,000	2,464,541
Western Midstream Operating LP, 3.10% Sr. Unsec. Nts.,
2/1/25	1,942,000	1,954,581
Williams Cos. , Inc. (The), 3.70% Sr. Unsec. Nts. , 1/15/23	4,901,000	5,101,945
		66,731,597
Financials—14.4%
Capital Markets—2.4%
Apollo Management Holdings LP, 4.95% [H15T5Y+326.6]
Sub. Nts. , 1/14/50[1,2]	3,970,000	4,078,657
Brookfield Asset Management, Inc. , 4.00% Sr. Unsec. Nts.,
1/15/25	3,768,000	4,122,934
Carlyle Finance Subsidiary LLC, 3.50% Sr. Unsec. Nts.,
9/19/29[1]	2,450,000	2,585,569
Credit Suisse AG (New York), 3.625% Sr. Unsec. Nts. , 9/9/24	2,925,000	3,140,978
Credit Suisse Group AG:
3.869% [US0003M+141] Sr. Unsec. Nts. , 1/12/29[1,2]	2,730,000	2,977,634
5.10% [H15T5Y+329.3] Jr. Sub. Perpetual Bonds[1,2,8]	1,917,000	1,938,566
Credit Suisse Group Funding Guernsey Ltd. , 4.55% Sr. Unsec.
Nts. , 4/17/26	2,185,000	2,467,878
Goldman Sachs Group, Inc. (The):
3.50% Sr. Unsec. Nts. , 11/16/26	2,452,000	2,618,045
3.691% [US0003M+151] Sr. Unsec. Nts. , 6/5/28[2]	924,000	1,003,950
3.75% Sr. Unsec. Nts. , 2/25/26	2,357,000	2,553,425

16 INVESCO OPPENHEIMER TOTAL RETURN BOND FUND

	Principal Amount	Value
Capital Markets (Continued)
Macquarie Group Ltd. , 3.763% [US0003M+137.2] Sr. Unsec.
Nts. , 11/28/28[1,2]	$3,602,000	$ 3,910,007
Morgan Stanley:
3.95% Sub. Nts. , 4/23/27	1,110,000	1,213,429
4.431% [US0003M+162.8] Sr. Unsec. Nts. , 1/23/30[2]	3,508,000	4,049,967
5.00% Sub. Nts. , 11/24/25	3,749,000	4,291,505
Northern Trust Corp. , 3.375% [US0003M+113.1] Sub. Nts.,
5/8/32[2]	1,668,000	1,750,734
Raymond James Financial, Inc. , 3.625% Sr. Unsec. Nts.,
9/15/26	2,214,000	2,400,776
UBS Group AG:
4.125% Sr. Unsec. Nts. , 4/15/26[1]	2,527,000	2,792,428
4.253% Sr. Unsec. Nts. , 3/23/28[1]	1,754,000	1,954,673
		49,851,155

Commercial Banks—7.5%
Australia & New Zealand Banking Group Ltd. , 2.95%
[H15T5Y+128.8] Sub. Nts. , 7/22/30[1,2]	2,789,000	2,832,369
Bank of America Corp.:
3.593% [US0003M+137] Sr. Unsec. Nts. , 7/21/28[2]	555,000	603,231
3.824% [US0003M+157.5] Sr. Unsec. Nts. , 1/20/28[2]	2,977,000	3,268,375
4.271% [US0003M+131] Sr. Unsec. Nts. , 7/23/29[2]	3,923,000	4,480,660
7.75% Sub. Nts. , 5/14/38	3,295,000	5,330,503
Bank of Ireland Group plc, 4.50% Sr. Unsec. Nts. , 11/25/23[1]	3,859,000	4,160,346
Bank of Montreal, Series E, 3.30% Sr. Unsec. Nts. , 2/5/24	3,551,000	3,748,484
BBVA USA, 2.50% Sr. Unsec. Nts. , 8/27/24	3,987,000	4,021,307
BNP Paribas SA:
3.052% [SOFRRATE+150.7] Sr. Unsec. Nts. , 1/13/31[1,2]	1,792,000	1,842,521
4.375% [USSW5+148.3] Sub. Nts. , 3/1/33[1,2]	2,624,000	2,884,822
BPCE SA, 4.50% Sub. Nts. , 3/15/25[1]	2,721,000	2,976,724
Citigroup, Inc.:
4.075% [US0003M+119.2] Sr. Unsec. Nts. , 4/23/29[2]	3,902,000	4,378,099
4.70% [SOFRRATE+323.4] Jr. Sub. Perpetual Bonds[2,8]	2,950,000	3,009,959
4.75% Sub. Nts. , 5/18/46	1,797,000	2,228,582
5.00% [SOFRRATE+381.3] Jr. Sub. Perpetual Bonds[2,8]	3,825,000	4,008,810
Citizens Bank NA (Providence RI), 2.65% Sr. Unsec. Nts.,
5/26/22	764,000	778,448
Credit Agricole SA, 4.375% Sub. Nts. , 3/17/25[1]	4,421,000	4,809,892
Danske Bank AS, 3.244% [US0003M+159.1] Sr. Unsec. Nts.,
12/20/25[1,2]	2,269,000	2,347,802
Discover Bank, 4.65% Sr. Unsec. Nts. , 9/13/28	1,695,000	1,953,854
Fifth Third Bank (Cincinnati OH), 3.85% Sub. Nts. , 3/15/26	2,261,000	2,465,958
HSBC Holdings plc:
3.95% [US0003M+98.72] Sr. Unsec. Nts. , 5/18/24[2]	1,509,000	1,598,845
4.041% [US0003M+154.6] Sr. Unsec. Nts. , 3/13/28[2]	1,942,000	2,124,669
4.583% [US0003M+153.46] Sr. Unsec. Nts. , 6/19/29[2]	2,636,000	3,013,383
Huntington Bancshares, Inc. , 4.00% Sr. Unsec. Nts. , 5/15/25	4,871,000	5,344,151
JPMorgan Chase & Co. :
3.54% [US0003M+138] Sr. Unsec. Nts. , 5/1/28[2]	3,671,000	3,974,636

17 INVESCO OPPENHEIMER TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial Banks (Continued)
JPMorgan Chase & Co. : (Continued)
3.782% [US0003M+133.7] Sr. Unsec. Nts. , 2/1/28[2]	$4,961,000	$ 5,451,030
3.797% [US0003M+89] Sr. Unsec. Nts. , 7/23/24[2]	4,875,000	5,181,954
4.60% [SOFRRATE+312.5] Jr. Sub. Perpetual Bonds[2,8]	4,640,000	4,742,776
KeyBank NA (Cleveland OH), 3.40% Sub. Nts. , 5/20/26	2,912,000	3,117,828
KeyCorp, 4.15% Sr. Unsec. Nts. , 10/29/25	1,593,000	1,774,173
Lloyds Bank plc, 2.25% Sr. Unsec. Nts. , 8/14/22	3,979,000	4,028,162
Lloyds Banking Group plc, 6.657% [US0003M+127] Jr. Sub.
Perpetual Bonds[1,2,8]	4,354,000	5,326,836
Mitsubishi UFJ Financial Group, Inc. , 3.741% Sr. Unsec. Nts.,
3/7/29	2,824,000	3,135,512
National Australia Bank Ltd. , 3.933% [H15T5Y+188] Sub.
Nts. , 8/2/34[1,2]	2,313,000	2,471,238
Nordea Bank Abp, 4.625% [USSW5+169] Sub. Nts.,
9/13/33[1,2]	1,674,000	1,881,433
PNC Financial Services Group, Inc. (The), 3.15% Sr. Unsec.
Nts. , 5/19/27	3,464,000	3,722,183
Royal Bank of Canada, 3.70% Sr. Unsec. Nts. , 10/5/23	4,247,000	4,535,833
Santander Holdings USA, Inc. , 3.50% Sr. Unsec. Nts. , 6/7/24	3,880,000	4,051,216
Societe Generale SA, 3.875% Sr. Unsec. Nts. , 3/28/24[1]	3,700,000	3,942,388
Synovus Financial Corp. , 3.125% Sr. Unsec. Nts. , 11/1/22	2,606,000	2,654,146
Truist Bank:
2.636% [H15T5Y+115] Sub. Nts. , 9/17/29[2]	5,989,000	6,051,630
3.30% Sub. Nts. , 5/15/26	1,598,000	1,703,490
4.05% Sr. Unsec. Nts. , 11/3/25	2,110,000	2,359,088
US Bancorp, 3.10% Sub. Nts. , 4/27/26	2,960,000	3,141,951
Wells Fargo & Co. :
3.584% [US0003M+131] Sr. Unsec. Nts. , 5/22/28[2]	3,628,000	3,928,793
4.75% Sub. Nts. , 12/7/46	2,320,000	2,885,593
Westpac Banking Corp. , 2.894% [H15T5Y+135] Sub. Nts.,
2/4/30[2]	3,308,000	3,333,259
		157,606,942

Consumer Finance—0.7%
American Express Co.:
3.125% Sr. Unsec. Nts. , 5/20/26	2,875,000	3,065,029
4.90% [US0003M+328.5] Jr. Sub. Perpetual Bonds[2,8]	3,822,000	3,825,745
Capital One Financial Corp. :
3.75% Sr. Unsec. Nts. , 3/9/27	1,540,000	1,668,652
3.80% Sr. Unsec. Nts. , 1/31/28	1,375,000	1,499,383
Discover Financial Services, 3.75% Sr. Unsec. Nts. , 3/4/25	1,611,000	1,721,127
Synchrony Financial, 4.25% Sr. Unsec. Nts. , 8/15/24	3,618,000	3,884,320
		15,664,256
Diversified Financial Services—0.2%
Avolon Holdings Funding Ltd. , 3.25% Sr. Unsec. Nts.,
2/15/27[1]	3,155,000	3,196,520

18 INVESCO OPPENHEIMER TOTAL RETURN BOND FUND

	Principal Amount	Value
Diversified Financial Services (Continued)
Blackstone Holdings Finance Co. LLC, 3.15% Sr. Unsec. Nts.,
10/2/27[1]	$1,780,000	$ 1,895,292
		5,091,812

Insurance—1.7%
Athene Global Funding, 2.95% Sec. Nts. , 11/12/26[1]	7,099,000	7,315,659
Brighthouse Financial, Inc. , 3.70% Sr. Unsec. Nts. , 6/22/27	1,013,000	1,027,659
CNA Financial Corp. , 3.45% Sr. Unsec. Nts. , 8/15/27	3,364,000	3,598,764
Lincoln National Corp. , 3.80% Sr. Unsec. Nts. , 3/1/28	2,735,000	2,994,870
Manulife Financial Corp. , 4.061% [USISDA05+164.7] Sub.
Nts. , 2/24/32[2]	2,774,000	2,952,382
Marsh & McLennan Cos. , Inc. , 4.35% Sr. Unsec. Nts. , 1/30/47	1,600,000	1,913,588
Principal Financial Group, Inc. , 3.70% Sr. Unsec. Nts. , 5/15/29	2,863,000	3,183,574
Prudential Financial, Inc.:
3.70% Sr. Unsec. Nts. , 3/13/51	2,296,000	2,450,559
5.20% [US0003M+304] Jr. Sub. Nts. , 3/15/44[2]	3,594,000	3,839,308
5.375% [US0003M+303.1] Jr. Sub. Nts. , 5/15/45[2]	819,000	891,682
Reliance Standard Life Global Funding II, 2.75% Sec. Nts.,
1/21/27[1]	5,231,000	5,320,442
Willis North America, Inc. , 3.875% Sr. Unsec. Nts. , 9/15/49	1,147,000	1,212,391
		36,700,878

Real Estate Investment Trusts (REITs)—1.8%
American Tower Corp.:
3.00% Sr. Unsec. Nts. , 6/15/23	4,024,000	4,165,592
4.00% Sr. Unsec. Nts. , 6/1/25	2,524,000	2,753,489
Brixmor Operating Partnership LP, 4.125% Sr. Unsec. Nts.,
5/15/29	2,526,000	2,798,577
Equinix, Inc. , 3.20% Sr. Unsec. Nts. , 11/18/29	2,720,000	2,821,075
Essex Portfolio LP, 3.00% Sr. Unsec. Nts. , 1/15/30	2,293,000	2,390,895
Healthcare Trust of America Holdings LP, 3.50% Sr. Unsec.
Nts. , 8/1/26	3,367,000	3,604,768
Healthpeak Properties, Inc. , 3.00% Sr. Unsec. Nts. , 1/15/30	5,181,000	5,343,456
Host Hotels & Resorts LP, 3.375% Sr. Unsec. Nts. , 12/15/29	766,000	795,432
Kite Realty Group LP, 4.00% Sr. Unsec. Nts. , 10/1/26	3,354,000	3,461,023
Regency Centers LP, 2.95% Sr. Unsec. Nts. , 9/15/29	3,525,000	3,652,882
Spirit Realty LP, 3.20% Sr. Unsec. Nts. , 1/15/27	3,226,000	3,324,005
Welltower, Inc. , 2.70% Sr. Unsec. Nts. , 2/15/27	2,542,000	2,605,853
		37,717,047
Thrifts & Mortgage Finance—0.1%
Nationwide Building Society, 3.96% [US0003M+185.5] Sr.
Unsec. Nts. , 7/18/30[1,2]	2,322,000	2,567,283
Health Care—3.4%
Biotechnology—0.8%
AbbVie, Inc.:
2.95% Sr. Unsec. Nts. , 11/21/26[1]	1,967,000	2,033,437
3.20% Sr. Unsec. Nts. , 11/21/29[1]	6,762,000	7,077,840

19 INVESCO OPPENHEIMER TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Biotechnology (Continued)
AbbVie, Inc. : (Continued)
4.05% Sr. Unsec. Nts. , 11/21/39[1]	$2,243,000	$ 2,450,654
4.875% Sr. Unsec. Nts. , 11/14/48	1,955,000	2,307,024
Amgen, Inc. , 4.563% Sr. Unsec. Nts. , 6/15/48	1,327,000	1,592,663
Gilead Sciences, Inc. , 4.75% Sr. Unsec. Nts. , 3/1/46	1,857,000	2,320,525
		17,782,143
Health Care Equipment & Supplies—0.4%
Becton Dickinson & Co. , 3.70% Sr. Unsec. Nts. , 6/6/27	2,501,000	2,720,268
Hologic, Inc. , 4.375% Sr. Unsec. Nts. , 10/15/25[1]	4,586,000	4,679,623
		7,399,891
Health Care Providers & Services—0.8%
Anthem, Inc. , 3.125% Sr. Unsec. Nts. , 5/15/22	4,813,000	4,962,630
Cigna Corp. , 4.125% Sr. Unsec. Nts. , 11/15/25	3,676,000	4,044,591
CVS Health Corp. , 5.05% Sr. Unsec. Nts. , 3/25/48	3,045,000	3,684,310
Fresenius Medical Care US Finance II, Inc. , 5.875% Sr. Unsec.
Nts. , 1/31/22[1]	4,229,000	4,530,098
		17,221,629
Life Sciences Tools & Services—0.2%
IQVIA, Inc. , 5.00% Sr. Unsec. Nts. , 10/15/26[1]	4,469,000	4,686,071
Pharmaceuticals—1.2%
Allergan Funding SCS, 3.85% Sr. Unsec. Nts. , 6/15/24	5,101,000	5,442,989
Bayer US Finance II LLC, 3.875% Sr. Unsec. Nts. , 12/15/23[1]	4,858,000	5,192,267
Bristol-Myers Squibb Co. , 3.40% Sr. Unsec. Nts. , 7/26/29[1]	3,413,000	3,745,635
Elanco Animal Health, Inc. , 4.90% Sr. Unsec. Nts. , 8/28/28	2,124,000	2,425,144
Mylan, Inc. , 3.125% Sr. Unsec. Nts. , 1/15/23[1]	4,822,000	4,946,005
Takeda Pharmaceutical Co. Ltd. , 5.00% Sr. Unsec. Nts.,
11/26/28	2,387,000	2,857,897
		24,609,937
Industrials—3.8%
Aerospace & Defense—0.7%
BAE Systems Holdings, Inc. , 3.85% Sr. Unsec. Nts. , 12/15/25[1]	3,680,000	3,997,216
L3Harris Technologies, Inc. , 3.85% Sr. Unsec. Nts. , 6/15/23[1]	4,898,000	5,208,326
Northrop Grumman Corp. , 4.75% Sr. Unsec. Nts. , 6/1/43	2,549,000	3,223,780
United Technologies Corp. , 3.95% Sr. Unsec. Nts. , 8/16/25	2,988,000	3,303,106
		15,732,428
Airlines—0.3%
Delta Air Lines, Inc. , 2.90% Sr. Unsec. Nts. , 10/28/24	3,967,000	4,014,029
United Airlines Pass Through Trust, Series 2019-2, 2.70%,
5/1/32	2,295,000	2,386,986
		6,401,015

20 INVESCO OPPENHEIMER TOTAL RETURN BOND FUND

	Principal Amount	Value
Building Products—0.4%
Fortune Brands Home & Security, Inc.:
3.25% Sr. Unsec. Nts. , 9/15/29	$2,373,000	$ 2,485,974
4.00% Sr. Unsec. Nts. , 9/21/23	4,584,000	4,913,869
		7,399,843
Industrial Conglomerates—0.4%
GE Capital International Funding Co. Unlimited Co. , 3.373%
Sr. Unsec. Nts. , 11/15/25	2,543,000	2,697,387
General Electric Co. , 2.70% Sr. Unsec. Nts. , 10/9/22	4,985,000	5,082,554
		7,779,941
Machinery—0.2%
Ingersoll-Rand Luxembourg Finance SA, 3.80% Sr. Unsec.
Nts. , 3/21/29	2,273,000	2,507,715
nVent Finance Sarl, 4.55% Sr. Unsec. Nts. , 4/15/28	2,423,000	2,608,430
		5,116,145
Professional Services—0.2%
IHS Markit Ltd. , 4.125% Sr. Unsec. Nts. , 8/1/23	3,065,000	3,267,137
Road & Rail—0.9%
Penske Truck Leasing Co. LP/PTL Finance Corp.:
3.40% Sr. Unsec. Nts. , 11/15/26[1]	3,921,000	4,105,349
3.65% Sr. Unsec. Nts. , 7/29/21[1]	1,585,000	1,625,203
Ryder System, Inc. , 2.50% Sr. Unsec. Nts. , 9/1/24	4,800,000	4,901,886
Union Pacific Corp.:
2.15% Sr. Unsec. Nts. , 2/5/27	3,956,000	3,971,545
2.40% Sr. Unsec. Nts. , 2/5/30	4,939,000	4,966,942
		19,570,925
Trading Companies & Distributors—0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.50% Sr. Unsec. Nts. , 5/26/22	4,625,000	4,764,828
Air Lease Corp. , 3.00% Sr. Unsec. Nts. , 2/1/30	6,610,000	6,627,073
GATX Corp. , 3.50% Sr. Unsec. Nts. , 3/15/28	2,857,000	2,996,205
		14,388,106
Information Technology—2.9%
Communications Equipment—0.3%
British Telecommunications plc, 4.50% Sr. Unsec. Nts.,
12/4/23	2,988,000	3,259,105
Motorola Solutions, Inc. , 4.60% Sr. Unsec. Nts. , 2/23/28	3,620,000	4,027,877
		7,286,982
Electronic Equipment, Instruments, & Components—0.7%
Arrow Electronics, Inc. , 3.875% Sr. Unsec. Nts. , 1/12/28	3,668,000	3,866,300
Corning, Inc. , 5.45% Sr. Unsec. Nts. , 11/15/79	1,535,000	1,766,331
FLIR Systems, Inc. , 3.125% Sr. Unsec. Nts. , 6/15/21	4,666,000	4,726,744

21 INVESCO OPPENHEIMER TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Electronic Equipment, Instruments, & Components (Continued)
Tech Data Corp. , 4.95% Sr. Unsec. Nts. , 2/15/27	$3,456,000	$ 3,661,385
		14,020,760
IT Services—0.7%
DXC Technology Co. , 4.75% Sr. Unsec. Nts. , 4/15/27	3,627,000	3,976,915
Fiserv, Inc. , 3.50% Sr. Unsec. Nts. , 7/1/29	3,476,000	3,755,846
Global Payments, Inc. , 3.20% Sr. Unsec. Nts. , 8/15/29	2,374,000	2,493,855
VeriSign, Inc.:
4.75% Sr. Unsec. Nts. , 7/15/27	2,479,000	2,619,931
5.25% Sr. Unsec. Nts. , 4/1/25	1,490,000	1,643,597
		14,490,144
Semiconductors & Semiconductor Equipment—0.6%
Microchip Technology, Inc. , 3.922% Sr. Sec. Nts. , 6/1/21	4,860,000	4,979,854
NXP BV/NXP Funding LLC, 4.125% Sr. Unsec. Nts. , 6/1/21[1]	4,502,000	4,626,330
NXP BV/NXP Funding LLC/NXP USA, Inc. , 3.875% Sr. Unsec.
Nts. , 6/18/26[1]	3,072,000	3,311,848
		12,918,032
Software—0.2%
Autodesk, Inc. , 4.375% Sr. Unsec. Nts. , 6/15/25	1,547,000	1,716,703
VMware, Inc. , 3.90% Sr. Unsec. Nts. , 8/21/27	2,475,000	2,637,148
		4,353,851
Technology Hardware, Storage & Peripherals—0.4%
Apple, Inc. , 4.375% Sr. Unsec. Nts. , 5/13/45	2,689,000	3,379,356
Dell International LLC/EMC Corp. , 5.30% Sr. Sec. Nts.,
10/1/29[1]	4,589,000	5,282,260
		8,661,616
Materials—1.5%
Chemicals—0.5%
Dow Chemical Co. (The), 3.625% Sr. Unsec. Nts. , 5/15/26	3,132,000	3,373,502
Eastman Chemical Co. , 3.50% Sr. Unsec. Nts. , 12/1/21	1,972,000	2,027,161
Nutrien Ltd.:
4.875% Sr. Unsec. Nts. , 3/30/20	721,000	724,308
5.00% Sr. Unsec. Nts. , 4/1/49	1,250,000	1,552,771
RPM International, Inc. , 3.45% Sr. Unsec. Nts. , 11/15/22	3,065,000	3,168,439
		10,846,181
Construction Materials—0.1%
Martin Marietta Materials, Inc. , 3.50% Sr. Unsec. Nts.,
12/15/27	2,396,000	2,576,238
Containers & Packaging—0.6%
International Paper Co. , 4.35% Sr. Unsec. Nts. , 8/15/48	1,299,000	1,432,886
Packaging Corp. of America, 3.65% Sr. Unsec. Nts. , 9/15/24	4,018,000	4,280,238
Silgan Holdings, Inc. , 4.75% Sr. Unsec. Nts. , 3/15/25	3,065,000	3,135,235

22 INVESCO OPPENHEIMER TOTAL RETURN BOND FUND

	Principal Amount	Value
Containers & Packaging (Continued)
WRKCo, Inc. , 3.90% Sr. Unsec. Nts. , 6/1/28	$2,875,000	$ 3,124,889
		11,973,248
Metals & Mining—0.3%
Anglo American Capital plc, 3.625% Sr. Unsec. Nts. , 9/11/24[1]	1,168,000	1,231,611
ArcelorMittal SA, 4.25% Sr. Unsec. Nts. , 7/16/29	2,476,000	2,622,293
Newmont Corp. , 2.80% Sr. Unsec. Nts. , 10/1/29	2,374,000	2,440,335
		6,294,239
Telecommunication Services—1.2%
Diversified Telecommunication Services—0.9%
AT&T, Inc.:
4.30% Sr. Unsec. Nts. , 2/15/30	3,613,000	4,090,859
4.35% Sr. Unsec. Nts. , 6/15/45	1,510,000	1,675,372
4.50% Sr. Unsec. Nts. , 3/9/48	2,097,000	2,370,204
Deutsche Telekom International Finance BV, 4.375% Sr.
Unsec. Nts. , 6/21/28[1]	2,133,000	2,438,147
Telefonica Emisiones SA, 4.103% Sr. Unsec. Nts. , 3/8/27	1,191,000	1,317,845
T-Mobile USA, Inc. , 6.50% Sr. Unsec. Nts. , 1/15/26	4,150,000	4,433,445
Verizon Communications, Inc. , 4.522% Sr. Unsec. Nts.,
9/15/48	2,527,000	3,148,383
		19,474,255
Wireless Telecommunication Services—0.3%
Vodafone Group plc, 3.75% Sr. Unsec. Nts. , 1/16/24	4,819,000	5,143,218
Utilities—2.2%
Electric Utilities—1.4%
AEP Texas, Inc. , 3.95% Sr. Unsec. Nts. , 6/1/28[1]	2,489,000	2,790,588
Berkshire Hathaway Energy Co. , 3.80% Sr. Unsec. Nts.,
7/15/48	1,083,000	1,218,563
Duke Energy Corp. , 3.75% Sr. Unsec. Nts. , 9/1/46	1,027,000	1,102,653
EDP Finance BV, 3.625% Sr. Unsec. Nts. , 7/15/24[1]	3,409,000	3,592,616
Emera US Finance LP, 2.70% Sr. Unsec. Nts. , 6/15/21	2,649,000	2,678,561
Enel Finance International NV, 2.875% Sr. Unsec. Nts.,
5/25/22[1]	4,664,000	4,759,160
Exelon Corp. , 4.45% Sr. Unsec. Nts. , 4/15/46	1,276,000	1,504,913
FirstEnergy Corp. , 3.90% Sr. Unsec. Nts. , 7/15/27	2,676,000	2,932,740
Fortis, Inc. , 3.055% Sr. Unsec. Nts. , 10/4/26	1,776,000	1,856,228
Mid-Atlantic Interstate Transmission LLC, 4.10% Sr. Unsec.
Nts. , 5/15/28[1]	2,492,000	2,787,029
PPL WEM Ltd. /Western Power Distribution plc, 5.375% Sr.
Unsec. Nts. , 5/1/21[1]	4,518,000	4,652,950
		29,876,001
Independent Power and Renewable Electricity Producers—0.1%
NRG Energy, Inc. , 4.45% Sr. Sec. Nts. , 6/15/29[1]	2,386,000	2,595,174

23 INVESCO OPPENHEIMER TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Multi-Utilities—0.7%
Ameren Corp. , 2.50% Sr. Unsec. Nts. , 9/15/24	$3,479,000	$3,540,408
CenterPoint Energy, Inc. , 4.25% Sr. Unsec. Nts. , 11/1/28	2,124,000	2,390,529
Dominion Energy, Inc. , 2.715% Jr. Sub. Nts. , 8/15/21[7]	3,079,000	3,112,473
PSEG Power LLC, 3.00% Sr. Unsec. Nts. , 6/15/21	1,331,000	1,352,852
Sempra Energy, 3.40% Sr. Unsec. Nts. , 2/1/28	2,697,000	2,868,589
		13,264,851
Total Corporate Bonds and Notes (Cost $834,745,245)		890,987,918

	Shares
Investment Company—18.2%
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%[9] (Cost
$384,789,800)	384,671,619	384,671,619
Total Investments, at Value (Cost $2,369,492,896)	115.4%	2,437,846,851
Net Other Assets (Liabilities)	(15.4)	(325,824,753)
Net Assets	100.0%	$2,112,022,098

Footnotes to Schedule of Investments
1. Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933
Act, typically to qualified institutional buyers.The aggregate value of these securities at January 31, 2020 was
$516,408,673, which represented 24.45% of the Fund’s Net Assets.
2. Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period.  The interest rate is, or will be as of an established date, determined as [Referenced Rate +
Basis-point spread].
3. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.
4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage
loans.These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
These securities amount to $32,330,141 or 1.53% of the Fund’s net assets at period end.
5. Interest rate is less than 0.0005%.
6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise.
The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.
These securities amount to $49,975 or 0.00% of the Fund's net assets at period end.
7. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end.The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.
8. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
9. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of January 31, 2020.

24 INVESCO OPPENHEIMER TOTAL RETURN BOND FUND

Futures Contracts as of January 31, 2020
							Unrealized
		Expiration	Number	Notional Amount			Appreciation/
Description	Buy/Sell	Date	of Contracts	(000	's)	Value	(Depreciation)
United States
Treasury Long
Bonds	Buy	3/20/20	444	USD 70,750		$72,607,875	$1,858,286
United States
Treasury Nts. , 10 yr.	Sell	3/20/20	307	USD 39,623		40,418,469	(795,853)
United States
Treasury Nts. , 2 yr.	Buy	3/31/20	1,481	USD 319,498		320,428,236	929,953
United States
Treasury Nts. , 5 yr.	Sell	3/31/20	931	USD 110,823		112,018,211	(1,194,724)
United States Ultra
10 yr.	Sell	3/20/20	326	USD 46,286		47,483,938	(1,197,722)
United States Ultra
Bonds	Buy	3/20/20	1,059	USD 198,706		205,115,063	6,409,562
							$6,009,502

Definitions
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
ICE LIBOR	Intercontinental Exchange London Interbank Offered Rate
SOFRRATE	Secured Overnight Financing Rate
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month
USISDA05	USD ICE Swap Rate 11:00am NY 5 Year
USSW5	USD Swap Semi 30/360 5 Year

25 INVESCO OPPENHEIMER TOTAL RETURN BOND FUND

NOTES TO SCHEDULE OF INVESTMENTS January 31, 2020 Unaudited

Note 1 - Additional Valuation Information

The following is a summary of the tiered valuation input levels, as of January 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$ 407,412,840	$ —	$ 407,412,840
Mortgage-Backed Obligations	—	609,370,239	—	609,370,239
U. S. Government Obligations	—	145,404,235	—	145,404,235
Corporate Bonds and Notes	—	890,987,918	—	890,987,918
Investment Company	384,671,619	—	—	384,671,619
Total Investments, at Value	384,671,619	2,053,175,232	—	2,437,846,851
Other Financial Instruments:
Futures contracts	9,197,801	—	—	9,197,801
Total Assets	$393,869,420	$ 2,053,175,232	$ —	$ 2,447,044,652
Other Financial Instruments:
Liabilities Table
Futures contracts	(3,188,299)	—	—	(3,188,299)
Total liabilities	$(3,188,299)	$ —	$ —	$ (3,188,299)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Note 2- Subsequent Event

The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund's ability to achieve its investment objective as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.

26 INVESCO OPPENHEIMER TOTAL RETURN BOND FUND